SUPPLEMENTAL FINANCIAL INFORMATION (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Inventories
Raw materials	$ 180.5	$ 183.6
Work-in-progress	143.0	150.4
Finished goods	155.2	157.8
Inventories, net	$ 478.7	$ 491.8